PC&J PRESERVATION FUND

Semi-Annual Report
to Shareholders
June 30, 1999
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               The PC&J Preservation Fund is a registered investment
          company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 1999 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations.
          This report requires no action on your part. Please give us a call if you have any questions.



                             /s/ James Johnson
                            ----------------------
                               James Johnson
                                Secretary



                             /s/ Kathleen Carlson
                            ----------------------
                              Kathleen Carlson
                                 Treasurer

PC&J PRESERVATION FUND

FINANCIAL HIGHLIGHTS

The information contained in the table below for the years ended December 31, 1998, 1997, 1996, and 1995, have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 1999 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.

-------------------------------------------------------------------------------
Selected Data for Each Share        1999        1998    1997    1996    1995
of Capital Stock Outstanding
Throughout the Period               (Unaudited)
                                    -------------------------------------------

NET ASSET VALUE-BEGINNING OF PERIOD $11.37      $11.14  $10.97  $11.32  $10.34
                                    ----------- ------- ------- ------- -------

Income from investment
operations:
  Net investment income               0.32        0.57    0.64    0.62    0.59
  Net realized and unrealized
   gain (loss) on securities         (0.50)       0.36    0.17   (0.31)   0.98
                                    ----------- ------- ------- ------- -------
TOTAL FROM INVESTMENT OPERATIONS     (0.18)       0.93    0.81    0.31    1.57
                                    ----------- ------- ------- ------- -------

Less dividends:
  From net investment income         (0.00)      (0.57)  (0.64)  (0.62)  (0.59)
  From net realized gain
   on investments                    (0.00)      (0.13)  (0.00)  (0.04)  (0.00)
                                    ----------- ------- ------- ------- -------
TOTAL DIVIDENDS                      (0.00)      (0.70)  (0.64)  (0.66)  (0.59)
                                    ----------- ------- ------- ------- -------

NET ASSET VALUE-END OF PERIOD       $11.19      $11.37  $11.14  $10.97  $11.32
                                    =========== ======= ======= ======= =======


TOTAL RETURN                         (1.58%)      8.35%   7.38%   2.75%  15.18%

RATIOS TO AVERAGE NET ASSETS
  Expenses                            1.00%<FN1>  1.00%   1.00%   1.00%   1.00%
  Net investment income               5.76%<FN1>  5.25%   5.62%   5.38%   5.56%

Portfolio turnover rate              38.16%<FN1> 44.50%  31.39%  28.66%  25.62%

Net assets at end of period (000's) $20,152     $19,852 $16,071 $16,151 $16,472


<FN1> ANNUALIZED

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                                Page 1

PC&J PRESERVATION FUND

SCHEDULE OF INVESTMENTS
JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
                                  PERCENT    YEARS
                                  OF NET     TO        PRINCIPAL   MARKET
SECURITY (Note A)                 ASSETS     MATURITY  AMOUNT      VALUE
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:

Maturity of less than 1 year -     2.5%

  U.S. Treasury Notes,
     5.375%, due 01/00                        0.50       500,000   $   500,937
                                                                   ------------

Maturity of 1 - 5 years:          19.9

  Federal Nat'l. Mortgage Assoc.
     Notes, 5.490%, due 08/00                 1.25     1,000,000       992,500
  Federal Home Loan Bank Notes,
     5.270%, due 02/02                        2.75     1,000,000       982,500
  U.S. Treasury Notes,
     6.375%, due 08/02                        3.25     2,000,000     2,038,125
                                                                   ------------
                                                                     4,013,125
                                                                   ------------

Maturity of 5 - 10 years:         25.4

  Federal Home Loan Bank Notes,
     6.380%, due 10/04                        5.25     1,000,000     1,000,938
  Federal Nat'l. Mortgage Assoc.
     Notes, 6.650%, due 03/06                 6.75     1,000,000       979,687
  U.S. Treasury Notes,
     6.500%, due 10/06                        7.25     1,500,000     1,547,812
  Federal Nat'l. Mortgage Assoc.
     Notes, 6.860%, due 10/07                 8.25     1,000,000       978,438
  Federal Home Loan Bank Notes,
     5.805%, due 03/09                        9.75       650,000       616,891
                                                                   ------------
                                                                     5,123,766
                                                                   ------------

Maturity of 10 _ 20 years -        3.9

  Student Loan Marketing Assoc.
     Notes, 7.300%, due 08/12                13.25       750,000       799,219
                                  ------                           ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
  (Cost $10,568,561)              51.7%                            $10,437,047
                                  ------                           ------------

SEE NOTES TO FINANCIAL STATEMENTS.
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                                Page 2

PC&J PRESERVATION FUND

JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
                                  PERCENT    YEARS
                                  OF NET     TO        PRINCIPAL   MARKET
SECURITY (Note A)                 ASSETS     MATURITY  AMOUNT      VALUE
-------------------------------------------------------------------------------
U.S. CORPORATE OBLIGATIONS:

Maturity of less than 1 year -     2.5%

  U.S. Leasing Int'l. Medium-Term
     Notes, 6.700%, due 09/99                 0.25       500,000   $   500,625
                                                                   ------------

Maturity of 1 _ 5 years:           8.6

  Ford Motor Credit Co. Notes,
     5.125%, due 10/01                        2.25       750,000       731,953
  American Express Credit Corp.
     Notes, 6.125%, due 11/01                 2.50       500,000       497,031
  Lehman Brothers Holdings Inc.
     Notes, 7.250%, due 10/03                 4.25       500,000       502,031
                                                                   ------------
                                                                     1,731,015
                                  ------                           ------------

TOTAL U.S. CORPORATE OBLIGATIONS
  (Cost $2,265,990)               11.1                               2,231,640
                                  ------                           ------------


TAXABLE MUNICIPAL OBLIGATIONS:

Maturity of 1 - 5 years:           3.0

  Ohio Development Assistance
     Taxable Bonds, 6.820%,
     due 04/03                                3.75       500,000       506,840
  Philadelphia PA Industrial Dev.
     Taxable Bonds, 6.488%,
     due 06/04                                5.00        99,700        99,738
                                                                   ------------
                                                                       606,578
                                                                   ------------

Maturity of 5 _ 10 years:          8.4

  Rome NY Hsg. Dev. Taxable Bonds,
     6.500%, due 01/05                        5.50       440,000       436,203
  New York City Taxable Bonds,
     10.000%, due 08/05                       6.25       100,000       110,920
  Cleveland OH Airport Taxable
     Bonds, 6.490%, due 01/06                 6.50       365,000       359,883
  Chicago Heights IL General
     Obligation Taxable Bonds,
     7.350%, due 12/07                        8.50       170,000       177,009
  Oklahoma City OK Airport Trust
     Taxable Bonds, 6.950%,
     due 07/08                                9.00       475,000       479,574
  Dayton OH Housing Improvement
     Taxable Bonds, 6.250%,
     due 11/08                                9.50       140,000       132,966
                                                                   ------------
                                                                   $ 1,696,555
                                                                   ------------


SEE NOTES TO FINANCIAL STATEMENTS.
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                                Page 3

PC&J PRESERVATION FUND

JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
                                  PERCENT    YEARS
                                  OF NET     TO        PRINCIPAL   MARKET
SECURITY (Note A)                 ASSETS     MATURITY  AMOUNT      VALUE
-------------------------------------------------------------------------------

Maturity of 10 _ 20 years:        17.4%

  Texas State Water Financial
     Assistance Taxable Bonds,
     6.550%, due 08/09                       10.25       400,000   $   400,252
  Dayton OH Baseball Project
     Taxable Bonds, 6.380%,
     due 12/09                               10.50       500,000       475,175
  Texas State Water Development
     Taxable Bonds, 8.800%,
     due 08/12                               13.25        50,000        51,585
  Mississippi State General
     Obligation Taxable Bonds,
     6.750%, due 11/12                       13.50       300,000       294,291
  Denver CO School Dist.Taxable
     Bonds, 6.90%, due 12/12                 13.50       500,000       485,960
  New York City Taxable Bonds,
     9.000%, due 02/13                       13.75        50,000        53,810
  St. Cloud MN Tax Increment
     Taxable Bonds, 6.700%,
     due 02/13                               13.75        70,000        66,528
  Sacramento CA Redevelopment
     Agency Taxable Bonds,
     6.375%, due 11/13                       14.50       200,000       183,366
  Dayton OH Housing Improvement
     Taxable Bonds, 6.500%,
     due 11/13                               14.50       250,000       231,955
  Jackson Cnty. MS GO Taxable
     Bonds, 8.250%, due 03/14                14.75       135,000       142,507
  Jackson Cnty. MS GO Taxable
     Bonds, 8.250%, due 03/15                15.75       110,000       115,907
  Ohio State Taxable Bonds,
     7.600%, due 10/16                       17.25       750,000       772,950
  Palmdale CA Community Redev.
     Agency Taxable Bonds,
     7.900%, due 09/17                       18.25       225,000       228,730
                                                                   ------------
                                                                     3,503,016
                                                                   ------------

Maturity over 20 years:            4.2

  California Housing Finance
    Agency Rev. Taxable  Bonds,
    7.200%, due 08/19                        20.25       420,000       414,355
  Pittsburgh PA Conv. GO Taxable
     Bonds, 0.000%, due 03/24                24.75       705,000       424,340
                                                                   ------------
                                                                       838,695
                                  ------                           ------------

TOTAL TAXABLE MUNICIPAL
  OBLIGATIONS (Cost $6,885,089)   33.0%                            $ 6,644,844
                                  ------                           ------------

SEE NOTES TO FINANCIAL STATEMENTS.
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
PC&J PRESERVATION FUND
SCHEDULE OF INVESTMENTS (Concluded)
JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
                                  PERCENT    YEARS
                                  OF NET     TO        PRINCIPAL   MARKET
SECURITY (Note A)                 ASSETS     MATURITY  AMOUNT      VALUE
-------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT,
CORPORATE, AND MUNICIPAL
OBLIGATIONS
  (Cost $19,719,640)              95.8%                            $19,313,531
                                                                   ------------

SHORT-TERM OBLIGATIONS             2.4
  Firstar Treasury Fund                                                 35,125
  Firstar Federal Prime
   Obligations Fund                                                    450,000
                                                                   ------------

TOTAL SHORT-TERM OBLIGATIONS
  (Cost $485,125)                                                      485,125
                                  ------                           ------------

TOTAL INVESTMENTS
  (Cost $20,204,765) <FN1>        98.2%                            $19,798,656
                                  ======                           ============

<FN1> REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES
AND DIFFERS FROM VALUE BY NET UNREALIZED APPRECIATION
(SEE NOTE D)

SEE NOTES TO FINANCIAL STATEMENTS.
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
PC&J PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
ASSETS:
Investments in securities, at market value                         $19,798,656
     (Cost basis - $20,204,765) (Notes A & D)
Receivables _ Interest                                                 370,293
                                                                   ------------
Total assets                                                        20,168,949

LIABILITIES _ Accrued expenses (Note B)                               (16,521)
                                                                   ------------
NET ASSETS                                                         $20,152,428
                                                                   ============


SHARES OUTSTANDING (Unlimited authorization - no par value):
     Beginning of year                                               1,746,275
     Net increase (Note C)                                              55,147
                                                                   ------------
     End of period                                                   1,801,422
                                                                   ============

NET ASSET VALUE, offering price and redemption price per share         $11.19
                                                                   ============



NET ASSETS CONSIST OF:
     Paid in capital                                               $19,837,990
     Net unrealized depreciation on investments                       (406,108)
     Undistributed net investment income                               570,625
     Undistributed net realized gain on investments                    149,921
                                                                   ------------
     Net Assets                                                    $20,152,428
                                                                   ============


SEE NOTES TO FINANCIAL STATEMENTS.
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
PC&J PRESERVATION FUND

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999
(UNAUDITED)

-------------------------------------------------------------------------------
INVESTMENT INCOME - Interest (Note A):                             $   668,913
                                                                   ------------

EXPENSES (Note B):
     Investment advisory fee                                            49,144
     Management fee                                                     49,144
                                                                   ------------
Total expenses                                                          98,288
                                                                   ------------

NET INVESTMENT INCOME                                                  570,625
                                                                   ------------

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS (Note D):
     Net realized gain on investments                                  149,921
     Change in unrealized depreciation of investments               (1,041,733)
                                                                   ------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                     (891,812)
                                                                   ------------

NET DECREASE IN NET ASSETS FROM OPERATIONS                         $  (321,187)
                                                                   ============

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
PC&J PRESERVATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------
                                         For the Six Months     For the Year
                                               Ended               Ended
                                           June 30, 1999      December 31, 1998
                                            (Unaudited)
                                         --------------------------------------
INCREASE/(DECREASE) IN NET ASSETS
FROM OPERATIONS:
     Net investment income               $   570,625          $   935,382
     Net realized gain on investments        149,921              241,455
     Change in unrealized appreciation
       /(depreciation) of investments     (1,041,733)             249,373
                                         ------------         ------------
Net increase/(decrease) in net assets
  from operations                           (321,187)           1,426,210

DIVIDENDS TO SHAREHOLDERS:
     Dividends from net investment
       income                                      0             (935,382)
     Dividends from net realized gain
       on investments                              0             (218,402)
                                         ------------         ------------
Net decrease in assets from dividends
to shareholders                                    0           (1,153,784)

INCREASE  IN NET ASSETS RESULTING FROM
CAPITAL SHARE TRANSACTIONS (Note C)          621,736              508,181
                                         ------------         ------------
Total increase in net assets                 300,549            3,780,607

NET ASSETS:
     Beginning of period                  19,851,879           16,071,272
                                         ------------         ------------
     End of period                       $20,152,428          $19,851,879
                                         ============         =============


SEE NOTES TO FINANCIAL STATEMENTS.
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
PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS

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A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  PC&J Preservation Fund (the 'Fund') commenced operations on April 30, 1985, a a 'no-load, open-end, diversified' investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940. The investment objective of the Fund is preservation of capital through investment in fixed-income obligations.

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (1) Security Valuations - Investments in securities for which quotations are readily available are valued on the basis of quotations from dealers or an independent pricing service with consideration of such factors as yield, coupon rate, maturity, type of issue and other market information. All other securities are valued using established procedures which involve approximating the yield-to-maturity of similar securities traded on a national exchange.

  (2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

  (3) Other - Security transactions are accounted for on the date the securitie are purchased or sold, (trade date). All premium and discounts are amortized or accreted for both financial and tax reporting purposes as required by Federal Income Tax regulations. Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Interest income is accrued daily.

B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT

  The Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc. (the 'Advisor'), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Investment advisory fees were $49,144 for the six months ended June 30, 1999.

  The Fund has a management agreement with PC&J Service Corp., (the 'Service Corp.') which is wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund' transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $49,144 for the six months ended June 30, 1999.

  The Fund's shareholders have adopted a Distribution Expense Plan ('Plan') pursuant to Rule 12b-1 of the Investment Company Act of 1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

  Certain officers and trustees of the Fund are officers and directors, or both of the Advisor and of Service Corp.

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                                Page 9

PC&J PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS - (Concluded)

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C. CAPITAL SHARE         For the Six Months Ending       For the Year Ending
TRANSACTIONS                  June 30, 1999               December 31, 1998
                               (Unaudited)
                         ------------------------------------------------------
[S]                      [C]            [C]            [C]         [C]
  Shares sold             189,518       $ 2,143,670     323,475    $ 3,761,985
  Shares issued in
   reinvestment of
   dividends                    0                 0     101,493      1,153,784
                         ---------      ------------   ---------   ------------
                          189,518         2,143,671     425,968      4,915,769
  Shares redeemed        (134,371)       (1,521,934)   (120,942)    (1,407,588
                         ---------      ------------   ---------   ------------
  Net increase             55,147       $   621,736     304,026    $ 3,508,181
                         =========      ============   =========   ============



D. INVESTMENT TRANSACTIONS

  Securities purchased and sold (excluding short-term obligations) for the six months ended June 30, 1999 aggregated $5,857,468 and $3,599,844, respectively. Purchases and sales of U.S. Government Securities for the six months ended June 30, 1999 aggregated $4,708,281 and $3,579,844, respectively.

  At June 30, 1999 gross unrealized appreciation on investments was $52,721 and gross unrealized depreciation on investments was $458,829 for net unrealized depreciation of $406,108 for financial reporting and federal income tax purposes.

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